As filed with the Securities and Exchange Commission on January 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Internet - Commerce - 16.7%
15,250	Bottomline Technologies, Inc.*	$373,777
62,000	Ctrip.com International Ltd. - ADR*^	1,184,200
16,000	eBay Inc.*	845,120
22,000	Expedia, Inc.	1,360,920
277,779	iPass Inc.*	508,336
41,106	Shutterfly, Inc.*	1,107,807
40,000	Yelp! Inc.*(a)	756,400
		6,136,560
	Internet - Infrastructure - 47.4%
5,000	Apple Computer, Inc.	2,926,400
6,950	athenahealth Inc.*	442,645
34,000	Broadcom Corporation - Class A	1,100,920
65,500	CEVA, Inc.*	989,705
26,000	Cirrus Logic, Inc.*	814,320
80,000	Cisco Systems, Inc.	1,512,800
91,350	Cypress Semiconductor Corp.	927,203
53,900	Ellie Mae, Inc.*	1,337,798
165,400	Immersion Corporation*	1,086,678
70,200	InvenSense, Inc.*(a)	705,510
44,000	IXIA*	660,880
72,106	LogMeIn, Inc.*(a)	1,543,068
18,000	Red Hat, Inc.*	889,200
5,200	Salesforce.com, Inc.*(a)	819,884
29,596	SanDisk Corporation*	1,157,204
8,947	Sourcefire Inc.*	440,461
		17,354,676
	Internet - Media - 34.0%
14,000	Baidu.com, Inc. - ADR*^	1,348,340
60,848	Geeknet, Inc.*	1,042,326
2,000	Google Inc.*	1,396,740
491,951	Hollywood Media Corp.*	610,019
161,590	Jiayuan.com International Ltd. - ADR*^(a)	853,195
35,700	SINA Corporation*^	1,625,064
40,000	Tencent Holdings Limited (HK)	1,305,905
29,300	TripAdvisor Inc.*	1,118,967
138,300	Velti PLC*^(a)	471,603
141,874	Yahoo! Inc.*	2,662,975
		12,435,134
	TOTAL COMMON STOCKS (Cost $27,243,762)	35,926,370

	SHORT TERM INVESTMENT - 3.1%
	Money Market Fund - 3.1%
1,144,341	Fidelity Government Portfolio-Class I, 0.01%(b)	1,144,341
	TOTAL SHORT TERM INVESTMENTS (Cost $1,144,341)	1,144,341

Principal	INVESTMENTS PURCHASED WITH CASH
Amount	PROCEEDS FROM SECURITIES LENDING - 0.4%	Value
	Commercial Paper - 0.4%
$651,090	Ottimo Funding LLC, 0.04%, Due 10/25/13(c)	147,123
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $651,090)	$147,123

	TOTAL INVESTMENTS (Cost $29,039,193) - 101.6%	37,217,834
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(600,060)
	TOTAL NET ASSETS - 100.0%	$36,617,774

*	Non Income Producing.
^	U.S. dollar denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	7-day yield.
(c)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob
	Funds' Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal markets in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price ("NOCP")), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices.  Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security in principally traded.  Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inuts" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$6,136,560	$-	$-	$6,136,560
Internet - Infrastructure	17,354,676	-	-	17,354,676
Internet - Media	11,129,229	1,305,905	-	12,435,134
Total Common Stock	34,620,465	1,305,905	-	35,926,370

Short Term Investment
Money Market Fund	1,144,341	-	-	1,144,341

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	147,123	147,123

Total Investments in Securities	$35,764,806	$1,305,905	$147,123	$37,217,834

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2012	$137,176
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	16,434
Purchases	-
Sales	(6,487)
Transfers in and/or out of Level 3 *	-
Balance as of August 31, 2012	$147,123

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at November 30, 2012	Valuation Techniques	Unobservable Inputs
Ottimo Funding LLC			Average price
		Market	received from
	$ 147,123	Quotations	three prominent
pricing services.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Arts, Entertainment, and Recreation - 3.0%
10,000	Cinemark Holdings, Inc.	$272,000
100,000	DHX Media Ltd. *^	180,198
		452,198
	Biotech & Pharmaceuticals - 16.4%
35,089	Achillion Pharmaceuticals Inc. *	273,343
22,432	Akorn, Inc. *	302,608
67,350	Amarin Corporation PLC - ADR *^	835,813
18,000	Celldex Therapeutics, Inc. *	106,920
30,000	Curis, Inc. *	100,500
8,800	Incyte Corporation *	154,880
17,500	MAP Pharmaceuticals Inc. *	278,950
75,000	NovaBay Pharmaceuticals, Inc. *	112,500
11,000	Rigel Pharmaceuticals, Inc. *	91,300
16,000	Synta Pharmaceuticals Corp. *	129,120
20,000	Trius Therapeutics, Inc. *	95,800
		2,481,734
	Energy-Exploration & Production - 12.1%
7,000	Carrizo Oil & Gas, Inc. *	145,250
4,839	Geospace Technologies Corporation *	368,587
90,000	Magnum Hunter Resources Corporation *	362,700
20,600	Oasis Petroleum Inc. *	622,532
54,200	Triangle Petroleum Corporation *	338,750
		1,837,819
	Energy - Infrastructure & Services - 3.3%
5,200	Chart Industries, Inc. *	314,496
9,303	RigNet Inc. *	178,804
		493,300
	Financial - 5.3%
12,620	Encore Capital Group, Inc. *	335,440
22,600	ViewPoint Financial Group, Inc.	462,170
		797,610
	Industrial - 6.2%
11,240	ADA-ES, Inc. *	183,774
29,800	InvenSense, Inc. *	299,490
12,000	MasTec, Inc. *	274,080
8,700	Mistras Group, Inc. *	188,703
		946,047
	Medical Devices - 6.0%
5,500	Align Technology, Inc. *	150,645
16,105	Derma Sciences, Inc. *	183,436
20,500	Endologix, Inc. *	300,530
20,000	Exact Sciences Corp. *	196,200
14,035	STAAR Surgical Company *	81,122
		911,933

	Retail & Restaurants - 5.4%
9,600	The Finish Line, Inc.	198,048
7,200	Shoe Carnival Inc.	159,192
14,100	Sonic Corp. *	142,833
3,355	Steven Madden, Ltd. *	149,331
12,700	Tilly's Inc. - Class A *	168,021
		817,425
	Technology-Hardware - 11.8%
18,100	Cardtronics, Inc. *	415,214
23,003	CEVA, Inc. *	347,575
10,500	Cirrus Logic, Inc. *	328,860
12,700	Cypress Semiconductor Corp.	128,905
19,500	IXIA *	292,890
57,777	Silicon Image, Inc. *	269,241
		1,782,685
	Technology-Software & Services - 29.0%
4,900	Bottomline Technologies, Inc. *	120,099
21,550	Ellie Mae, Inc. *	534,871
14,600	Euronet Worldwide, Inc. *	324,996
6,588	HMS Holdings Corp. *	152,644
23,000	Immersion Corporation *	151,110
22,041	Jiayuan.com International Ltd. - ADR *^	116,377
29,600	LogMeIn, Inc. *	633,440
29,562	Perficient, Inc. *	321,930
19,033	Shutterfly, Inc. *	512,939
14,500	SINA Corporation *^	660,040
2,400	Sourcefire Inc. *	118,152
6,148	SPS Commerce, Inc. *	226,615
58,750	Velti PLC *^	200,338
17,000	Yelp! Inc. *	321,470
		4,395,021
	TOTAL COMMON STOCKS (Cost $14,080,339)	14,915,772

	SHORT TERM INVESTMENT - 1.3%
	Money Market Fund - 1.3%
190,246	Fidelity Government Portfolio-Class I, 0.01%(a)	190,246
	TOTAL SHORT TERM INVESTMENT (Cost $190,246)	190,246
	TOTAL INVESTMENTS (Cost $14,270,585) - 99.8%	15,106,018
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	31,074
	TOTAL NET ASSETS - 100.0%	$15,137,092

*	Non Income Producing.
^	U.S. dollar denominated foreign security.
(a)	7-day yield.
ADR	American Depository Receipt.
PLC	Public Limited Company.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal markets in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price ("NOCP")), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices.  Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security in principally traded.  Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inuts" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$452,198	$-	$-	$452,198
Biotech & Pharmaceuticals	2,481,734	-	-	2,481,734
Energy - Exploration & Production	1,837,819	-	-	1,837,819
Energy - Infrastructure & Services	493,300	-	-	493,300
Financial	797,610	-	-	797,610
Industrial	946,047	-	-	946,047
Medical Devices	911,933	-	-	911,933
Retail & Restaurants	817,425	-	-	817,425
Technology - Hardware	1,782,685	-	-	1,782,685
Technology - Software & Services	4,395,021	-	-	4,395,021
Total Common Stock	14,915,772	-	-	14,915,772

Short Term Investment
Money Market Fund	190,246	-	-	190,246

Total Investments in Securities	$15,106,018	$-	$-	$15,106,018

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.7%
	Air Freight & Logistics - 3.5%
2,400	C.H. Robinson Worldwide, Inc.	$148,176
3,000	United Parcel Service, Inc. (UPS) - Class B	219,330
		367,506
	Beverages - 10.6%
4,500	Anheuser-Busch InBev NV - ADR^	395,865
9,600	The Coca-Cola Company	364,032
3,000	Diageo plc - ADR^	358,710
		1,118,607
	Commercial Banks - 3.1%
15,000	Banco Latinoamericano de Comercio Exterior SA^	324,000
	Commercial Services & Supplies - 5.7%
2,000	The Sherwin-Williams Company	305,040
6,000	Verisk Analytics, Inc. - Class A*	299,040
		604,080
	Consumer Finance - 8.1%
4,500	American Express Company	251,550
500	MasterCard, Inc. - Class A	244,340
2,400	Visa Inc. - Class A	359,304
		855,194
	Consumer Non-Cyclical - 4.6%
1,800	Lorillard, Inc.	218,088
3,000	Philip Morris International Inc.	269,640
		487,728
	Food & Staples Retailing - 4.7%
2,000	Costco Wholesale Corporation	207,980
4,000	Wal Mart Stores, Inc.	288,080
		496,060
	Food Products - 4.1%
3,000	Mead Johnson Nutrition Company	204,570
6,000	Unilever NV - NY Shares - ADR^	226,980
		431,550
	Health Care Equipment & Supplies - 4.7%
3,000	Becton Dickinson & Company	230,010
2,700	C.R. Bard, Inc.	267,327
		497,337
	Hotels, Restaurants & Leisure - 2.0%
2,400	McDonald's Corporation	208,896
	Insurance - 6.0%
3	Berkshire Hathaway Inc. - Class A*	395,748
2,000	The Chubb Corporation	153,980
1,500	Torchmark Corporation	77,985
		627,713

	Machinery - 6.6%
3,000	Cummins Inc.	294,480
4,800	The Toro Co.	215,328
3,000	WABCO Holdings Inc.*	186,150
		695,958
	Oil, Gas & Consumable Fuels - 7.6%
3,000	Exxon Mobil Corporation	264,420
10,000	Southwestern Energy Company*	347,100
12,000	WPX Energy Inc.*	189,480
		801,000
	Pharmaceuticals - 2.5%
6,000	Sanofi-Aventis - ADR^	267,720
	Real Estate Investment Trusts (REITs) - 19.3%
7,500	American Capital Agency Corporation	236,625
27,000	Annaly Capital Management Inc.	397,440
75,000	Anworth Mortgage Asset Corporation	442,500
15,000	Capstead Mortgage Corporation	182,100
18,000	CYS Investments, Inc.	230,220
8,000	Hatteras Financial Corporation	213,280
40,000	MFA Financial, Inc.	336,400
		2,038,565
	Technology Hardware & Software - 4.4%
800	Apple Computer, Inc.	468,224
	Textiles, Apparel & Luxury Goods - 2.2%
2,400	Nike, Inc. - Class B	233,952
	TOTAL COMMON STOCKS (Cost $8,142,560)	10,524,090

	SHORT TERM INVESTMENT - 0.8%
	Money Market Fund - 0.8%
85,066	Fidelity Government Portfolio-Class I, 0.01% (a)	85,066
	TOTAL SHORT TERM INVESTMENT (Cost $85,066)	85,066

	TOTAL INVESTMENTS (Cost $8,227,626) - 100.5%	10,609,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(57,666)
	TOTAL NET ASSETS - 100.0%	$10,551,490

*	Non Income Producing.
^	U.S. dollar denominated foreign security.
(a)	7-day yield.
ADR	American Depository Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal markets in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price ("NOCP")), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices.  Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security in principally traded.  Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities' primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inuts" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$367,506	$-	$-	$367,506
Beverages	1,118,607	-	-	1,118,607
Commercial Banks	324,000	-	-	324,000
Commercial Services & Supplies	604,080	-	-	604,080
Consumer Finance	855,194	-	-	855,194
Consumer Non-Cyclical	487,728	-	-	487,728
Food & Staples Retailing	496,060	-	-	496,060
Food Products	431,550	-	-	431,550
Health Care Equipment & Supplies	497,337	-	-	497,337
Hotels, Restaurants & Leisure	208,896	-	-	208,896
Insurance	627,713	-	-	627,713
Machinery	695,958	-	-	695,958
Oil, Gas & Consumable Fuels	801,000	-	-	801,000
Pharmaceuticals	267,720	-	-	267,720
Real Estate Investment Trusts	2,038,565	-	-	2,038,565
Technology Hardware & Software	468,224	-	-	468,224
Textiles, Apparel & Luxury Goods	233,952	-	-	233,952
Total Common Stock	10,524,090	-	-	10,524,090

Short Term Investment
Money Market Fund	85,066	-	-	85,066

Total Investments in Securities	$10,609,156	$-	$-	$10,609,156

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments                                                                $ 29,039,193
Gross unrealized appreciation                                                   13,098,908
Gross unrealized depreciation                                                  (4,920,267)
Net unrealized appreciation                                                   $   8,178,641

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments                                                                $  14,270,585
Gross unrealized appreciation                                                      2,046,597
Gross unrealized depreciation                                                   (1,211,164)
Net unrealized appreciation                                                    $      835,433

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments                                                                $  8,227,626
Gross unrealized appreciation                                                   2,567,296
Gross unrealized depreciation                                                    (185,766)
Net unrealized appreciation                                                    $  2,381,530

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   January 29, 2013

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer

Date   January 28, 2013